Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Equity (Deficit) (USD $) In Thousands	Redeemable Convertible Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series A-1 Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series B Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series C Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Jul. 14, 2008
Issuance of redeemable convertible preferred stock	$ 10,067	$ 15,126
Issuance of redeemable convertible preferred stock, shares	6,979	7,016
Issuance of common stock in exchange for assets						1	1,699		1,700
Issuance of common stock in exchange for assets, shares						11,000
Issuance of restricted stock upon early exercise of options, shares						209
Stock-based compensation							26		26
Net income (loss)								(5,150)	(5,150)
Balance at Dec. 31, 2008					25,193	1	1,725	(5,150)	(3,424)
Balance, shares at Dec. 31, 2008					13,995	11,209
Issuance of redeemable convertible preferred stock			33,819
Issuance of redeemable convertible preferred stock, shares			11,746
Vesting of stock options early exercised							14		14
Stock-based compensation							227		227
Net income (loss)								1,934	1,934
Balance at Dec. 31, 2009					59,012	1	1,966	(3,216)	(1,249)
Balance, shares at Dec. 31, 2009					25,741	11,209
Issuance of redeemable convertible preferred stock				3,781
Issuance of redeemable convertible preferred stock, shares				489
Issuance of common stock in exchange for assets							52		52
Issuance of common stock in exchange for assets, shares						174
Issuance of restricted stock upon early exercise of options, shares						50
Vesting of stock options early exercised							25		25
Stock-based compensation							1,246		1,246
Net income (loss)								13,871	13,871
Repurchase of common stock							(3,238)		(3,238)
Repurchase of common stock, shares						(489)
Balance at Dec. 31, 2010					62,793	1	51	10,655	10,707
Balance, shares at Dec. 31, 2010					26,230	10,944
Issuance of common stock in May 2011 initial public offering at $19.00 per share, net of issuance costs of $2,915						1	157,263		157,264
Issuance of common stock in May 2011 initial public offering at $19.00 per share, net of issuance costs of $2,915, shares						9,065
Issuance of common stock in exchange for assets							1,867		1,867
Issuance of common stock in exchange for assets, shares						646
Issuance of restricted stock upon early exercise of options, shares						237
Conversion of preferred stock into shares of common stock					(62,793)	3	62,790		62,793
Conversion of preferred stock into shares of common stock, shares					(26,230)	26,230
Vesting of stock options early exercised							43		43
Stock-based compensation							2,965		2,965
Tax benefit of equity award compensation							203		203
Net income (loss)								14,361	14,361
Other							(23)		(23)
Balance at Jun. 30, 2011						$ 5	$ 225,159	$ 25,016	$ 250,180
Balance, shares at Jun. 30, 2011						47,122